ROU Assets and Operating Lease Liabilities - Schedule of Remaining Contractual Maturities (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Remaining Contractual Maturities [Abstract]
2025	$ 123,555
2026	123,555
2027	20,592
Total future lease payments	267,702
Less: imputed interest	(11,155)
Present value of lease obligations	$ 256,547	$ 289,922